COMMITMENTS AND CONTINGENCIES - Commitments and Contingencies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Iota Capital Corporation
Upon S1 Effectiveness	13,475,000.00	13,475,000.00
Year one Quarter Two	6,737,500.00	6,737,500.00
Year one Quarter Three	3,368,750.00	3,368,750.00
Year one Quarter Four	3,368,750.00	3,368,750.00
Total Shares	26,950,000.00	26,950,000.00
KeyStone Training
Upon S1 Effectiveness	15,000,000.00	15,000,000.00
Year one Quarter Two	7,500,000.00	7,500,000.00
Year one Quarter Three	3,750,000.00	3,750,000.00
Year one Quarter Four	3,750,000.00	3,750,000.00
Total Shares	30,000,000.00	30,000,000.00